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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                            Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Income Fund
           Schedule of Investments  7/31/2007 (unaudited)

Shares                                                        Value

           CONVERTIBLE PREFERRED STOCKS - 0.5 %
           Automobiles & Components - 0.4 %
           Automobile Manufacturers - 0.4 %
150,000    Ford Cap Trust, 6.5%, 1/15/32 (b)               $ 5,646,000
           Total Automobiles & Components                  $ 5,646,000
           Pharmaceuticals & Biotechnology - 0.1 %
           Pharmaceuticals - 0.0 %
15,745     Schering-Plough Corp., 6.0%, 9/14/07            $ 1,015,553
           Total Pharmaceuticals & Biotechnology           $ 1,015,553
           TOTAL CONVERTIBLE PREFERRED STOCKS              $ 6,661,553
           (Cost  $6,010,850)

           COMMON STOCKS - 99.5 %
           Energy - 6.6 %
           Integrated Oil & Gas - 5.7 %
417,200    Chevron Corp.                                   $35,570,472
307,560    ConocoPhillips                                   24,863,150
233,878    Exxon Mobil Corp.                                19,910,034
                                                           $80,343,656
           Oil & Gas Storage & Transporation - 0.9 %
520,000    Spectra Energy Corp.                            $13,244,400
           Total Energy                                    $93,588,056
           Materials - 9.7 %
           Aluminum - 2.7 %
1,000,000  Alcoa, Inc.                                     $38,200,000
           Diversified Chemical - 2.8 %
600,000    Dow Chemical Co.                                $26,088,000
300,000    E.I. du Pont de Nemours and Co.                  14,019,000
                                                           $40,107,000
           Diversified Metals & Mining - 0.5 %
220,000    Compass Minerals International, Inc.            $ 7,224,800
           Forest Products - 0.9 %
180,000    Weyerhaeuser Co.                                $12,823,200
           Industrial Gases - 1.2 %
200,000    Air Products & Chemicals, Inc.                  $17,274,000
           Specialty Chemicals - 1.6 %
800,000    Valspar Corp.                                   $22,072,000
           Total Materials                                 $137,701,000
           Capital Goods - 8.0 %
           Aerospace & Defense - 0.9 %
170,000    United Technologies Corp.                       $12,404,900
           Building Products - 1.0 %
530,000    Masco Corp.                                     $14,421,300
           Construction & Farm Machinery & Heavy Trucks - 2.5 %
3,160      Deere & Co.                                     $   380,527
427,937    PACCAR, Inc.                                     35,013,805
                                                           $35,394,332
           Electrical Component & Equipment - 1.2 %
350,000    Emerson Electric Co.                            $16,474,500
           Industrial Machinery - 2.4 %
790,557    Gorman-Rupp Co. (b)                             $22,681,080
350,000    The Timken Co.                                   11,690,000
                                                           $34,371,080
           Total Capital Goods                             $113,066,112
           Commercial Services & Supplies - 0.8 %
           Office Services & Supplies - 0.8 %
240,000    Mine Safety Appliances Co. (b)                  $10,956,000
           Total Commercial Services & Supplies            $10,956,000
           Automobiles & Components - 2.0 %
           Auto Parts & Equipment - 2.0 %
255,600    Johnson Controls, Inc.                          $28,921,140
           Total Automobiles & Components                  $28,921,140
           Consumer Services - 1.3 %
           Leisure Facilities - 1.3 %
631,200    Cedar Fair, L.P. (b)                            $18,134,376
           Total Consumer Services                         $18,134,376
           Media - 4.4 %
           Broadcasting & Cable Television - 1.1 %
500,000    CBS Corp. (Class B)                             $15,860,000
           Publishing - 3.3 %
235,000    Idearc, Inc.                                    $ 8,156,850
320,000    McGraw-Hill Co., Inc.                            19,360,000
850,000    New York Times Co. (b)                           19,431,000
                                                           $46,947,850
           Total Media                                     $62,807,850
           Retailing - 1.3 %
           Department Stores - 0.4 %
153,944    Macy's, Inc.                                    $ 5,552,760
           Distributors - 0.9 %
280,000    Genuine Parts Co.                               $13,322,400
           Total Retailing                                 $18,875,160
           Food, Beverage & Tobacco - 7.3 %
           Packaged Foods & Meats - 6.4 %
520,000    Campbell Soup Co.                               $19,151,600
180,000    ConAgra, Inc.                                     4,563,000
265,000    General Mills, Inc.                              14,739,300
522,550    H.J. Heinz Co., Inc.                             22,866,788
180,000    Kellogg Co.                                       9,325,800
250,000    Kraft Foods, Inc.                                 8,187,500
100,000    The J.M. Smucker Co.                              5,581,000
100,000    William Wrigley Jr. Co.                           5,768,000
                                                           $90,182,988
           Soft Drinks - 0.9 %
100,000    Coca-Cola Co.                                   $ 5,211,000
116,300    PepsiCo, Inc.                                     7,631,606
                                                           $12,842,606
           Total Food, Beverage & Tobacco                  $103,025,594
           Household & Personal Products - 2.2 %
           Household Products - 2.2 %
188,800    Clorox Co.                                      $11,414,848
306,000    Colgate-Palmolive Co.                            20,196,000
                                                           $31,610,848
           Total Household & Personal Products             $31,610,848
           Pharmaceuticals & Biotechnology - 6.2 %
           Pharmaceuticals - 6.2 %
306,600    Abbott Laboratories                             $15,541,554
240,000    Eli Lilly & Co.                                  12,981,600
715,400    Merck & Co., Inc.                                35,519,610
1,000,000  Pfizer, Inc.                                     23,510,000
                                                           $87,552,764
           Total Pharmaceuticals & Biotechnology           $87,552,764
           Banks - 12.3 %
           Diversified Banks - 3.9 %
718,700    U.S. Bancorp                                    $21,525,065
393,166    Wachovia Corp.                                   18,561,367
431,324    Wells Fargo  & Co.                               14,565,811
                                                           $54,652,243
           Regional Banks - 5.5 %
450,000    First Horizon National Corp. (b)                $14,274,000
358,600    National City Corp.                              10,539,254
630,000    Regions Financial Corp.                          18,944,100
275,000    SunTrust Banks, Inc.                             21,532,500
500,000    Whitney Holding Corp.                            12,495,000
                                                           $77,784,854
           Thrifts & Mortgage Finance - 2.9 %
1,105,000  Washington Mutual, Inc.                         $41,470,650
           Total Banks                                     $173,907,747
           Diversified Financials - 4.3 %
           Asset Management & Custody Banks - 1.7 %
416,000    Eaton Vance Corp.                               $17,413,760
100,000    State Street Corp.                                6,703,000
                                                           $24,116,760
           Investment Banking & Brokerage - 1.0 %
175,000    A.G. Edwards, Inc.                              $14,150,500
           Other Diversified Financial Services - 1.6 %
460,000    Bank of America Corp.                           $21,813,200
           Total Diversified Financials                    $60,080,460
           Insurance - 3.9 %
           Life & Health Insurance - 1.1 %
251,484    Lincoln National Corp.                          $15,169,515
           Multi-Line Insurance - 0.3 %
50,000     Hartford Financial Services Group, Inc.         $ 4,593,500
           Property & Casualty Insurance - 2.5 %
410,200    Chubb Corp.                                     $20,678,182
259,300    Safeco Corp.                                     15,161,271
                                                           $35,839,453
           Total Insurance                                 $55,602,468
           Real Estate - 6.0 %
           Diversified Real Estate Investment Trusts - 0.7 %
250,000    Liberty Property Trust                          $ 9,377,500
           Residential Real Estate Investment Trusts - 1.8 %
200,000    Archstone-Smith Trust                           $11,482,000
350,000    Equity Residential Property Trust                13,933,500
                                                           $25,415,500
           Retail Real Estate Investment Trusts - 2.7 %
300,000    Developers Diversified Realty Corp.             $14,400,000
250,000    General Growth Properties TLB SC                 11,995,000
300,000    Kimco Realty Corp.                               11,199,000
                                                           $37,594,000
           Specialized Real Estate Investment Trusts - 0.8 %
300,000    Plum Creek Timber Co., Inc. (b)                 $11,658,000
           Total Real Estate                               $84,045,000
           Software & Services - 0.7 %
           Data Processing & Outsourced Services - 0.7 %
200,000    Automatic Data Processing, Inc.                 $ 9,284,000
           Total Software & Services                       $ 9,284,000
           Semiconductors - 1.3 %
           Semiconductors - 1.3 %
500,000    Microchip Technology                            $18,155,000
           Total Semiconductors                            $18,155,000
           Telecommunication Services - 9.5 %
           Integrated Telecommunication Services - 8.6 %
1,485,636  AT&T Corp.                                      $58,177,506
1,000,000  Citizens Utilities Co. (Class B)                 14,430,000
100,000    Embarq Corp.                                      6,179,000
700,000    Verizon Communications, Inc.                     29,834,000
890,847    Windstream Corp.                                 12,258,055
                                                           $120,878,561
           Wireless Telecommunication Services - 0.9 %
184,585    Alltel Corp.                                    $12,173,381
           Total Telecommunication Services                $133,051,942
           Utilities - 11.7 %
           Electric Utilities - 2.4 %
740,000    Duke Energy Corp.                               $12,602,200
354,400    Great Plains Energy, Inc.                         9,838,144
340,000    Southern Co.                                     11,437,600
                                                           $33,877,944
           Gas Utilities - 5.6 %
326,500    AGL Resources, Inc.                             $12,309,050
350,000    Atmos Energy Corp.                                9,824,500
460,000    Equitable Resources, Inc.                        21,670,600
693,200    Questar Corp.                                    35,692,868
                                                           $79,497,018
           Multi-Utilities - 3.7 %
325,000    Consolidated Edison, Inc.                       $14,196,000
480,000    NSTAR                                            15,096,000
529,000    PG&E Corp.                                       22,646,490
                                                           $51,938,490
           Total Utilities                                 $165,313,452
           TOTAL COMMON STOCKS                             $1,405,678,969
           (Cost  $1,030,169,055)
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 4.6 %
           Repurchase Agreement - 0.9 %
13,000,000 UBS Warburg, Inc., 5.07%, dated 7/31/07, repurchase price of $13,000,000 plus accrued interest on 8/1/07 collateralized by $13,159,000 U.S. Treasury Note, 4.875%, 6/30/$13,000,000
Shares
           Security Lending Collateral - 3.7 %
51,724,357 Securities Lending Investment Fund, 5.26%       $51,724,357
           TOTAL TEMPORARY CASH INVESTMENTS                $64,724,357
           (Cost  $64,724,357)
           TOTAL INVESTMENT IN SECURITIES - 104.6 %        $1,477,064,879
           (Cost  $1,100,904,262) (a)
           OTHER ASSETS AND LIABILITIES - (4.6) %          $(64,346,554)
           TOTAL NET ASSETS - 100.0 %                      $1,412,718,325

(a) At July 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,107,900,623 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $457,411,426

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value  (88,247,170)

           Net unrealized gain                             $369,164,256

(b)        At July 31, 2007, the following securities were out on loan:

Shares                         Security                       Value
236,400    Cedar Fair, L.P.                                $6,791,772
445,500    First Horizon National Corp.                     14,131,260
148,499    Ford Cap Trust, 6.5%, 1/15/32                    5,589,502
53,529     Gorman-Rupp Co.                                  1,535,747
218,989    Mine Safety Appliances Co.                       9,996,848
841,500    New York Times Co.                               19,236,690
37,000     Plum Creek Timber Co., Inc.                      1,437,820
           Total                                           $58,719,639



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 28, 2007

* Print the name and title of each signing officer under his or her signature.